Revenues - Summary of Deductions from Revenue (Parenthetical) (Detail) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2016	Dec. 31, 2015	Dec. 31, 2017
Revenue [abstract]
Tax credits regularization plan amount			$ 532
Impact on income due to change in tax rate	25.00%	18.00%